Net Loss Per Share Attributable to Common Shareholders - Schedule Of Potentially Dilutive Securities (Details) - shares	3 Months Ended				9 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Schedule Of Potentially Dilutive Securities
Redeemable convertible preferred stock	44,494,703		44,494,703		44,494,703		44,494,703		44,494,703		16,498,279
Stock options	16,330,351		16,444,551		16,330,351		16,444,551		16,437,980		1,325,844
Restricted stock units	4,799,856		10,945,814		4,799,856		10,945,814		4,916,829		137,909
Series D and D-2 preferred stock warrants	756,172		1,094,667		756,172		1,094,667		1,094,667		757,717
Pay-to-Play warrants (estimated See Note 9)	764,330		801,463		764,330		801,463		721,086		726,563
Convertible Notes warrants – 2023		[1]		[1]		[1]		[1]		[2]	0
Common stock warrants	0		2,063		0		2,063		2,063		35,754
Pre-funded warrant (estimated see Note 9)	2,000,000		0		2,000,000		0		7,007,582		0
Pre-funded warrant April 2024	4,500,000		0		4,500,000		0
Total potentially dilutive shares	73,645,412		73,783,261		73,645,412		73,783,261		74,674,910		19,482,066

[1]	The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable as of September 30, 2024 due to the variable settlement terms (see Note 8).
[2]	The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable as of December 31, 2023 due to the variable settlement terms (see Note 9).